COMMON STOCK TO BE ISSUED	9 Months Ended
Sep. 30, 2024
Common Stock To Be Issued
COMMON STOCK TO BE ISSUED

NOTE 7 – COMMON STOCK TO BE ISSUED

As of September 30, 2024, and December 31, 2023, the Company’s outstanding liability in connection to common stock to be issued was $125,160 and $41,197.

The balance of $125,160 in common stock to be issued as of September 30, 2024 represents the Company’s obligation to issue 800,000 shares of common stock in connection with the First Amendment to the February 1, 2024 Cancellation and Consolidation Agreement, 600,000 shares of common stock in connection with the April 2, 2024 Note, and 60,000 shares of common stock to an employee for services rendered.

The balance of $41,197 in common stock to be issued as of December 31, 2023, represents the Company’s obligation to issue 500,000 shares of common stock in connection to the November 1, 2023 Note and 350,000 shares of common stock in connection with legal services provided during the year ended December 31, 2023.